Convertible Debts - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands								1 Months Ended			12 Months Ended
	Sep. 11, 2024 USD ($)	May 28, 2024 USD ($)	May 28, 2024 CNY (¥)	Apr. 07, 2024 USD ($)	Apr. 07, 2024 CNY (¥)	Jan. 11, 2024 USD ($) shares	Jan. 11, 2024 CNY (¥) shares	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 28, 2024 CNY (¥)	Jan. 11, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Jul. 31, 2023 ¥ / shares
Debt Instrument [Line Items]
Simple interest rate											10.00%
Conversion price | ¥ / shares														¥ 0.3964	¥ 0.3964
Description of warrant issuance											The warrants are exercisable from the issuance date and expires on the maturity date of the convertible debts. The investors shall each have the right to choose either to exercise the warrants or the conversion options, but not both. Upon the exercise of the warrant, the investors will be released from all of its liabilities, obligations and rights under the convertible debts contract; Upon the conversion, the corresponding warrants will be terminated accordingly.
Debt Instrument, debt default description											The outstanding principal and any accrued but unpaid interest at 10% will become due and payable in full upon the occurrence of any of events of default.
Convertible debt, repayment simple interest rate											8.00%
Conversion date											Jan. 11, 2024
Accrued interests						$ 460,000
Proceeds from issuance of the convertible debts												$ 11,053,172
Short-term borrowings											$ 8,811,599	5,560,027
Accrued expenses and other current liabilities											5,860,907	$ 5,027,620
Gain on extinguishment of convertible debts											$ 233,216
X-Charge Technology | Minimum
Debt Instrument [Line Items]
Proceeds from issuance of the convertible debts				$ 20,000,000
Investor A
Debt Instrument [Line Items]
Consideration for warrants granted								$ 0
Convertible debts, Repayment period, start date											Jul. 17, 2023
Investor A | Series B+ Preference Shares in XCHG Limited
Debt Instrument [Line Items]
Number of shares converted | shares						35,842,294	35,842,294
Investor B
Debt Instrument [Line Items]
Consideration for warrants granted								0
Investor B | Series B+ Preference Shares in XCHG Limited
Debt Instrument [Line Items]
Number of shares converted | shares						126,135,217	126,135,217
Investor B | X-Charge Technology | Condition 2
Debt Instrument [Line Items]
Aggregated principal amount | ¥										¥ 20,000
Investor C
Debt Instrument [Line Items]
Consideration for warrants granted								$ 0
Investor C | X-Charge Technology
Debt Instrument [Line Items]
Short-term borrowings		$ 2,090,000.00											¥ 15,000
Accrued expenses and other current liabilities		160,000											¥ 1,130
Gain on extinguishment of convertible debts		$ 230,000	¥ 1,660
Percentage of accrued interest on overdue principal amount	12.00%			12.00%	12.00%
Investor C | X-Charge Technology | Minimum
Debt Instrument [Line Items]
Gross proceeds from issuance of the convertible debts	$ 20,000,000
Investor B and Investor C
Debt Instrument [Line Items]
Convertible debts, Repayment period, start date											Jul. 07, 2023
Convertible Notes | Investor A
Debt Instrument [Line Items]
Aggregate principal amount						$ 2,000,000			$ 2,000,000
Simple interest rate									10.00%	10.00%
Cash received upon conversion									$ 2,000,000
Description of Convertible Debts											The principal and accrued interest shall be due and payable on the last day of nine months following the closing date on July 7, 2023. Pursuant to the convertible notes agreement, investor A has the right to convert the entire outstanding principal of the convertible notes into Series B+ preference shares in XCHG Limited before maturity date, at a conversion price of RMB0.3964 per share, the share number shall be calculated at the principal of US$2 million and at the exchange rate by the People’s Bank of China on the fifth business day before the date of the conversion. Accrued interests shall be repaid upon conversion.
Convertible debts, conversion type of equity security									Series B+ preference shares in XCHG Limited	Series B+ preference shares in XCHG Limited
Conversion price | ¥ / shares																¥ 0.3964
Convertible Loan | X-Charge Technology
Debt Instrument [Line Items]
Simple interest rate									10.00%	10.00%
Convertible Loan | Investor B
Debt Instrument [Line Items]
Aggregated principal amount | ¥							¥ 50,000
Convertible Loan | Investor B | X-Charge Technology
Debt Instrument [Line Items]
Aggregated principal amount									$ 7,000,000	¥ 50,000
Convertible Loan | Investor B | X-Charge Technology | Condition 1
Debt Instrument [Line Items]
Conversion price | ¥ / shares																0.3567
Aggregated principal amount | ¥										¥ 30,000
Convertible Loan | Investor B | X-Charge Technology | Condition 2
Debt Instrument [Line Items]
Conversion price | ¥ / shares																¥ 0.4758
Convertible Loan | Investor B | X-Charge Technology | Series B+ Preference Shares in XCHG Limited | Condition 1
Debt Instrument [Line Items]
Number of shares converted | shares									84,104,289	84,104,289
Convertible Loan | Investor B | X-Charge Technology | Series B+ Preference Shares in XCHG Limited | Condition 2
Debt Instrument [Line Items]
Number of shares converted | shares									42,030,928	42,030,928
Convertible Loan | Investor C | X-Charge Technology
Debt Instrument [Line Items]
Aggregated principal amount					¥ 15,000				$ 2,100,000	¥ 15,000
Convertible Loan | Investor C | X-Charge Technology | Condition 3
Debt Instrument [Line Items]
Aggregated principal amount | ¥										¥ 15,000
Convertible Loan | Investor C | X-Charge Technology | Series B+ Preference Shares in XCHG Limited | Condition 3
Debt Instrument [Line Items]
Number of shares converted | shares									37,840,565	37,840,565
Convertible Loan | Investor B and Investor C | X-Charge Technology
Debt Instrument [Line Items]
Description of Convertible Debts											The principal and accrued interest shall be due and payable on the last day of nine months following the closing date on July 7, 2023. Pursuant to the convertible loan agreement, investor B and investor C have the right to convert the entire outstanding principal of the convertible loan into Series B+ preference shares in XCHG Limited before maturity date, provided certain conditions are met, among which, 1) the convertible loan in an amount of RMB30 million held by investor B can be convertible into 84,104,289 Series B+ preference shares of the Company, at a conversion price of RMB0.3567 per share, 2) the convertible loan in an amount of RMB20 million held by investor B can be convertible into 42,030,928 Series B+ preference shares at a conversion price of RMB0.4758 per share, or, in the event of the Company has new round of financing before or at the same time of the conversion, the latest class of preference shares issued by the Company, at a conversion price determined at the lower price of (i) RMB0.4758, or (ii) 90% of the share price of new round of financing of the Company, and 3) the convertible loan in an amount of RMB15 million held the investor C can be convertible into 37,840,565 Series B+ preference shares of the Company. Accrued interests shall be repaid upon conversion.
Convertible debts, conversion type of equity security									Series B+ preference shares in XCHG Limited	Series B+ preference shares in XCHG Limited